Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation associated with discontinued operations		113	$ 104	$ 102
Target EPS CAGR		5.00%
Income tax benefit		366	54	(381)
Unrecognized compensation cost		674
Period over which unrecognized compensation cost will be recognized, years		10
Aggregate intrinsic value of restricted stock		2,020	1,147	746
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		5,000,000
Maximum percentage of shares available for issuance may be issued as restricted stock		50.00%
Maximum number of shares subject to grants to any one individual in any one year		200,000
Underlying stock option and restricted stock awards		4,266,953
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years		three
Stock-based compensation within operations and maintenance expense		991
Income tax benefit		403
Unrecognized compensation cost		2,296
Period over which unrecognized compensation cost will be recognized, years		2
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		0.00%
Amortization period of fair value of shares, in months		24
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		200.00%
Amortization period of fair value of shares, in months		36
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years		three
Stock-based compensation within operations and maintenance expense		347
Income tax benefit		143
Unrecognized compensation cost		638
Period over which unrecognized compensation cost will be recognized, years		1.7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense		1,437	2,064	2,531
Income tax benefit		709	766	483
Amortization period of fair value of shares, in months		10
Adjustment to compensation expense	644
Additional tax expense due to favorable adjustment to compensation expense	52
Percentage of options exercisable annually		33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense		1,833	1,967	1,072
Income tax benefit		753	808	441
Unrecognized compensation cost		2,090
Period over which unrecognized compensation cost will be recognized, years		1.0
Aggregate intrinsic value of restricted stock		4,586